Additional information - Financial Statement Schedule I - Condensed Statement of Financial Position of the Parent Company (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
ASSETS
Non-current assets	€ 686,645	€ 667,668
Current assets	470,651	184,892
Total assets	1,157,296	852,560
EQUITY AND LIABILITIES
Share capital	2,194	1,907
Other reserves	(970,623)	(965,755)
Accumulated losses	(883,420)	(851,967)
Total equity	6,343	(185,793)	€ (100,590)	€ 71,497
Liabilities
Non-current liabilities	758,390	768,891
Current liabilities	392,563	269,462
Total liabilities	1,150,953	1,038,353
Total equity and liabilities	1,157,296	852,560
Parent Company
ASSETS
Investments in subsidiaries	1,418,280	1,418,280
Loans to group companies	318,335	50,083
Non-current assets	1,736,615	1,468,363
Current assets	305	313
Total assets	1,736,920	1,468,676
EQUITY AND LIABILITIES
Share capital	1,897,388	1,679,232
Other reserves	(146,396)	(148,338)
Accumulated losses	(90,619)	(78,819)
Total equity	1,660,373	1,452,075	€ 1,437,598
Liabilities
Non-current liabilities	0	0
Current liabilities	76,547	16,601
Total liabilities	76,547	16,601
Total equity and liabilities	€ 1,736,920	€ 1,468,676